UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9-30-12

Check here if Amendment [   ]; Amendment Number:
   This Amendment (Check only one.):[   ] is a restatement.
        				[   ] adds new holdings entries.

Institutional Investment manager Filing this Report:

Name:		Ramsay, Stattman, Vela & Price, Inc.
Address:	2 N. Cascade Ave., Suite 810
		Colorado Springs, CO  80903

Form 13F File Number: 28-14658

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Frederick B. Stattman
Title:		Vice President
Phone:		(719) 473-6925

Signature, Place, and Date of Signing:

Frederick B. Stattman		Colorado Springs, Colorado 		10-16-12

Report Type (Check only one.):

[  x ]13F HOLDINGS REPORT. (Check here if all holdings of this reporting
	Manager are reported in this report.)

[    ]13F NOTICE. (Check here if no holdings reported are in this report,
	And all holdings are reported by other reporting manager(s).)

[    ]13F COMBINATION REPORT. (Check here if a portion of the holdings
	For this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       54

Form 13F Information Table Value Total:       310,982
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

NONE

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                                                            FORM 13F
                                                        Form 13 F Holdings
                                                        September 30, 2012

                                                                                                            Voting Authority
                                                                                                      -------------------------
                                                   Value      Shares/    Sh/ Put/ Invstmt    Other
   Name of Issuer         Title of class  CUSIP   (x$1000)    Prn Amt    Prn Call Dscretn   Managers     Sole    Shared   None
------------------------- ------------- --------- -------- ------------- --- ---- ------- ------------ -------- -------- -------
A T & T Inc.              COM           00206R102     1180         31298 SH       Sole                    15649          15649
Abbott Laboratories       COM           002824100     9796        142881 SH       Sole                    71440          71440
Aflac Inc.                COM           001055102     8160        170430 SH       Sole                    85215          85215
Apple Inc.                COM           037833100      945          1416 SH       Sole                      708            708
Automatic Data Proc.      COM           053015103     7979        136022 SH       Sole                    68011          68011
Becton Dickinson          COM           075887109     7178         91371 SH       Sole                    45685          45685
Berkshire Hathaway Cl.B   COM           084670702     9617        109040 SH       Sole                    54520          54520
Caterpillar Inc.          COM           149123101      406          4720 SH       Sole                     2360           2360
Chevron Corp.             COM           166764100     3876         33256 SH       Sole                    16628          16628
Chipotle Mexican Grill    COM           169656105     1967          6196 SH       Sole                     3098           3098
Coca-Cola Co.             COM           191216100    13752        362572 SH       Sole                   181286         181286
Colgate-Palmolive Co.     COM           194162103    12552        117066 SH       Sole                    58533          58533
ConocoPhillips            COM           20825c104     2885         50460 SH       Sole                    25230          25230
Danaher Corp.             COM           235851102     9861        178804 SH       Sole                    89402          89402
Diageo plc ADR            COM           25243q205    10462         92810 SH       Sole                    46405          46405
Emerg. Mkts Vanguard ETF  COM           922042858      996         23864 SH       Sole                    11932          11932
Emerson Electric Co.      COM           291011104     8951        185426 SH       Sole                    92713          92713
Exxon Mobil Corp.         COM           30231G102    12611        137896 SH       Sole                    68948          68948
General Electric Co.      COM           369604103      870         38300 SH       Sole                    19150          19150
General Mills Inc.        COM           370334104      430         10780 SH       Sole                     5390           5390
Illinois Tool Works       COM           452308109     8386        141011 SH       Sole                    70506          70506
International Bus. Mach   COM           459200101      689          3320 SH       Sole                     1660           1660
Johnson & Johnson         COM           478160104     9824        142565 SH       Sole                    71282          71282
MSCI EAFE iShares         COM           464287465    10331        194918 SH       Sole                    97459          97459
MSCI Emerg. Mkts.iShares  COM           464287234     5258        127240 SH       Sole                    63620          63620
McDonald's Corp.          COM           580135101    11164        121679 SH       Sole                    60840          60840
Microsoft                 COM           594918104     8017        269374 SH       Sole                   134687         134687
3M Company                COM           88579y101     7819         84602 SH       Sole                    42301          42301
Nestle S.A. ADR           COM           641069406    11668        184588 SH       Sole                    92294          92294
Nike, Inc. Cl.B           COM           654106103     8670         91350 SH       Sole                    45675          45675
Occidental Petroleum      COM           674599105      536          6230 SH       Sole                     3115           3115
PepsiCo, Inc.             COM           713448108    11478        162192 SH       Sole                    81096          81096
Philip Morris Int'l.      COM           718172109      623          6922 SH       Sole                     3461           3461
Phillips 66               COM           718546104     1103         23792 SH       Sole                    11896          11896
PowerShares QQQ           COM           73935a104      786         11460 SH       Sole                     5730           5730
Procter & Gamble Co.      COM           742718109    12212        176063 SH       Sole                    88031          88031
Royal Dutch Shell Cl.A    COM           780259206      451          6500 SH       Sole                     3250           3250
Russell 2000 iShares      COM           464287655    12583        150798 SH       Sole                    75399          75399
S&P MidCap 400 iShares    COM           464287507     8052         81602 SH       Sole                    40801          40801
SPDR Dow Jones REIT       COM           78464a607      529          7350 SH       Sole                     3675           3675
SPDR S&P 500              COM           78462f103     4698         32634 SH       Sole                    16317          16317
Schlumberger Ltd.         COM           806857108     6071         83928 SH       Sole                    41964          41964
Select SPDR-Materials     COM           81369y100      850         23100 SH       Sole                    11550          11550
Spectranetics             COM           84760c107     1121         76000 SH       Sole                    38000          38000
Stryker Corp.             COM           863667101     5206         93532 SH       Sole                    46766          46766
Target Corp.              COM           87612e106     1972         31070 SH       Sole                    15535          15535
Teva Pharmaceutical ADR   COM           881624209     4637        111981 SH       Sole                    55990          55990
United Technologies       COM           913017109     6272         80119 SH       Sole                    40059          40059
Vanguard Info. Tech ETF   COM           92204a702      954         13000 SH       Sole                     6500           6500
Wal-Mart Stores           COM           931142103    11548        156481 SH       Sole                    78241          78241
Walgreen                  COM           931422109     1013         27800 SH       Sole                    13900          13900
Waste Management          COM           94106l109      573         17850 SH       Sole                     8925           8925
Wells Fargo & Co.         COM           949746101     1342         38872 SH       Sole                    19436          19436
Yum! Brands, Inc.         COM           988498101    10072        151820 SH       Sole                    75910          75910
REPORT SUMMARY            54 DATA RECORDS              310982                 0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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